UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

        Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

06/30

Date of reporting period: 9/30/11

Item 1.  Schedule of Investments.

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Shares		Value
	MUTUAL FUNDS - 90.2%
	ALTERNATIVE INVESTMENT - 2.2%
43,124	AQR Diversified Arbitrage Fund	$ 482,555

	ASSET ALLOCATION FUND - 51.8%
294,640	Forum Funds - Absolute Strategies Fund	3,258,716
336,381	Hatteras Alpha Hedged Strategies Fund	3,457,998
319,706	IQ Alpha Hedge Strategy Fund	3,184,274
18,749	Ivy Asset Strategy Fund	395,786
55,614	The Merger Fund *	867,022
4,798	Permanent Portfolio	218,776
		11,382,572
	DEBT FUND - 1.0%
17,971	Hussman Strategic Total Return Fund	224,104

	EQUITY FUND - 35.2%
54,249	Calamos Market Neutral Income Fund	627,656
8,169	CGM Focus Fund *	198,418
60,870	Convergence Core Plus Fund	633,044
8,807	Fairholme Fund	211,534
355,354	Goldman Sachs Absolute Return Tracker Fund *	3,137,775
43,945	Highbridge Statistical Market Neutral Fund *	649,948
43,469	JPMorgan Research Market Neutral Fund *	646,818
13,364	Matthews Asia Growth Fund	207,002
14,322	Oppenheimer Developing Markets Fund	408,045
18,480	Robeco Boston Partners Long/Short Research Fund *	188,500
46,265	TFS Market Neutral Fund *	644,937
2,387	Wells Fargo Advantage Precious Metals Fund	190,266
		7,743,943

	TOTAL MUTUAL FUNDS (Cost - $20,233,127)	19,833,174

	EXCHANGE TRADED FUNDS - 4.5%
	ASSET ALLOCATION FUND - 0.1%
28	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	754
25	IQ Hedge Macro Tracker ETF	654
		1,408
	DEBT FUND - 0.1%
5	SPDR Barclays Capital Aggregate Bond ETF	291

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011
Shares		Value
	EQUITY FUND - 4.3%
5,656	iShares MSCI Emerging Markets Index Fund	$ 198,356
2,306	iShares Russell 3000 Index Fund	153,879
2,290	iShares Russell Midcap Index Fund	202,093
3,843	Powershares QQQ Trust Series 1	201,834
1,821	SPDR S&P 500 ETF Trust	206,083
		962,245

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,033,606)	963,944

	SHORT-TERM INVESTMENTS - 8.7%
	MONEY MARKET FUND - 8.7%
1,912,762	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.12%	1,912,762
	(Cost - $1,912,762)

	TOTAL INVESTMENTS - 103.4% (Cost - $23,179,495)	$ 22,709,880
	OTHER LIABILITIES LESS ASSETS - (3.4) %	(738,739)
	NET ASSETS - 100.0%	$ 21,971,141

* Non-Income producing security.

At September 30, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 7,348
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(476,963)
Net unrealized depreciation		$ (469,615)

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Shares		Value

	MUTUAL FUNDS - 86.1%
	ALTERNATIVE INVESTMENT - 2.0%
30,778	AQR Diversified Arbitrage Fund	$ 344,408

	ASSET ALLOCATION FUND - 41.0%
154,745	Forum Funds - Absolute Strategies Fund	1,711,485
49,227	Goldman Sachs Dynamic Allocation Fund *	502,113
190,886	Hatteras Alpha Hedged Strategies Fund	1,962,313
167,961	IQ Alpha Hedge Strategy Fund	1,672,889
22,285	Ivy Asset Strategy Fund	470,428
21,986	Merger Fund/The *	342,761
4,947	Permanent Portfolio	225,571
7,786	Vanguard Wellesley Income Fund	169,881
		7,057,441
	DEBT FUND - 1.2%
16,124	Hussman Strategic Total Return Fund	201,067

	EQUITY FUND - 41.9%
53,815	Calamos Market Neutral Income Fund	622,636
9,568	CGM Focus Fund *	232,402
58,770	Convergence Core Plus Fund	611,213
4,937	Fairholme Fund	118,592
184,893	Goldman Sachs Absolute Return Tracker Fund *	1,632,605
46,375	Highbridge Statistical Market Neutral Fund *	685,880
45,875	JPMorgan Research Market Neutral Fund *	682,615
25,697	Matthews Asia Growth Fund	398,044
17,023	Oppenheimer Developing Markets Fund	484,989
72,056	Robeco Boston Partners Long/Short Research Fund *	734,975
36,616	TFS Market Neutral Fund *	510,431
6,211	Wells Fargo Advantage Precious Metals Fund	495,050
		7,209,432

	TOTAL MUTUAL FUNDS (Cost - $15,223,455)	14,812,348

	EXCHANGE TRADED FUNDS - 8.8%
	ASSET ALLOCATION FUND - 0.1%
23	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	619
23	IQ Hedge Macro Tracker ETF	602
		1,221

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011
Shares		Value
	EQUITY FUND - 8.7%
1,367	iShares MSCI Emerging Markets Index Fund	$ 47,941
9	iShares Russell 3000 Index Fund	601
5,446	iShares Russell Midcap Index Fund	480,609
9,242	Powershares QQQ Trust Series 1	485,390
4,332	SPDR S&P 500 ETF Trust	490,252
		1,504,793

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,611,430)	1,506,014

	SHORT-TERM INVESTMENTS - 9.9%
	MONEY MARKET FUND - 9.9%
1,707,550	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.12%	1,707,550
	(Cost - $1,707,550)

	TOTAL INVESTMENTS - 104.8% (Cost - $18,542,435)	$ 18,025,912
	OTHER LIABILITIES LESS ASSETS - (4.8) %	(822,456)
	NET ASSETS - 100.0%	$ 17,203,456

* Non-Income producing security.

At September 30, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 3,919
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(520,442)
Net unrealized depreciation		$ (516,523)

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011  for the Fund’s assets and liabilities measured at fair value:

SCA Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 19,833,174	-	$ -	$ 19,833,174
Exchange Traded Funds	$ 963,944			$ 963,944
Short Term Investments	$ 1,912,762			$ 1,912,762
Total	$ 22,709,880	$ -	$ -	$ 22,709,880

SCA Directional Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 14,812,348	-	$ -	$ 14,812,348
Exchange Traded Funds	$ 1,506,014			$ 1,506,014
Short Term Investments	$ 1,707,550	-	-	$ 1,707,550
Total	$ 18,025,912	$ -	$ -	$ 18,025,912

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Dat

11/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/29/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/29/11